DEBT (Details) - USD ($)	Jun. 30, 2024	Sep. 30, 2023	Jun. 30, 2023	Sep. 30, 2022	Mar. 07, 2022
Short-Term Debt [Line Items]
Net Carrying Value Unpaid Principal Balance	$ 2,732,390	$ 7,461,492	$ 7,461,492	$ 9,021,049
Current	2,732,390	7,461,492	7,461,492	3,856,497
Long-term				5,164,552
Less: debt discount	(5,007,305)	(270,189)		(932,235)
Less: debt discount (Current)	(5,007,305)	(270,189)
Less: debt discount (Long-Term)				(932,235)
Matured Notes [Member]
Short-Term Debt [Line Items]
Net Carrying Value Unpaid Principal Balance	2,385,004	2,398,881		3,051,085
Current	2,385,004	2,398,881		3,051,085
Long-term
Matured Notes [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Contractual Interest Rate	0.00%	0.00%		0.00%
Matured Notes [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Contractual Interest Rate	10.00%	10.00%		10.00%
Loan Advances [Member]
Short-Term Debt [Line Items]
Net Carrying Value Unpaid Principal Balance	$ 332,800	$ 332,800		$ 557,800
Current	332,800	332,800		557,800
Long-term
Loan Advances [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Contractual Interest Rate	0.00%	0.00%	0.00%	0.00%
Loan Advances [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Contractual Interest Rate	10.00%	10.00%	10.00%	10.00%
Convertible Notes [Member]
Short-Term Debt [Line Items]
Net Carrying Value Unpaid Principal Balance	$ 5,021,891
Current	$ 5,021,891
Contractual Interest Rate	15.00%
Debt, noncurrent, gross
Real Estate Note [Member]
Short-Term Debt [Line Items]
Net Carrying Value Unpaid Principal Balance		$ 5,000,000		$ 5,247,612
Current		5,000,000		247,612
Long-term				$ 5,000,000
Contractual Interest Rate		8.99%
Real Estate Note [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Contractual Interest Rate				5.00%
Real Estate Note [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Contractual Interest Rate				8.99%
Promissory Notes [Member]
Short-Term Debt [Line Items]
Net Carrying Value Unpaid Principal Balance				$ 1,096,787
Current
Long-term				$ 1,096,787
Contractual Interest Rate				28.00%	8.99%